14. SUBSEQUENT EVENTS (Details Narrative) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events Details Narrative
Registration payment obligation		$ 360,000
Research Agreement, amount payable each installment	780,674
Promissory notes entered with a related party	1,691,400	593,111
Annual non-employee director Compensation	100,000
Upfront fee for Novartis License	$ 5,000,000